Financial risk management and financial instruments	12 Months Ended
May 31, 2019
Financial risk management and financial instruments
Financial risk management and financial instruments

31.    Financial risk management and financial instruments

Financial instruments

The Company has classified its cash and cash equivalents, marketable securities, long-term investments, and convertible notes receivable as FVTPL, accounts receivable, prepaids and other current assets and promissory notes receivable as loans and receivables, and accounts payable and accrued liabilities, promissory notes payable, long-term debt and convertible debentures as FVTPL or amortized cost.

The carrying values of accounts receivable, prepaids and other current assets, accounts payable and accrued liabilities, and promissory notes payable approximate their fair values due to their short periods to maturity.

The Company’s long-term debt of $28,982 is subject to fixed interest rates. The Company’s long-term debt is valued based on discounting the future cash outflows associated with the long-term debt. The discount rate is based on the incremental premium above market rates for Government of Canada securities of similar duration. In each period thereafter, the incremental premium is held constant while the Government of Canada security is based on the then current market value to derive the discount rate. The fair value of the Company’s long-term debt in repayment as at May 31, 2019 was $28,377.

Fair value hierarchy

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements. Cash and cash equivalents are Level 1. The hierarchy is summarized as follows:

Level 1     quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2     inputs that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices) from observable market data

Level 3     inputs for assets and liabilities not based upon observable market data

				May 31,
	Level 1	Level 2	Level 3	2019
Financial assets at FVTPL
Cash and cash equivalents	$550,797	$—	$—	$550,797
Marketable securities	20,199	—	—	20,199
Convertible notes receivable	—	—	32,230	32,230
Long-term investments	41,803	—	23,119	64,922
Outstanding, end of the year	$612,799	$—	$55,349	$668,148

				May 31,
	Level 1	Level 2	Level 3	2018
Financial assets at FVTPL
Cash and cash equivalents	$59,737	$—	$—	$59,737
Marketable securities	45,062	—	—	45,062
Convertible notes receivable	—	—	18,071	18,071
Long-term investments	33,600	2,567	29,861	66,028
Outstanding, end of the year	$138,399	$2,567	$47,932	$188,898

The following table presents the changes in level 3 items for the years ended May 31, 2019 and May 31, 2018:

	Unlisted
	equity	Trading
	securities	derivatives	Total
Closing balance May 31, 2018	$29,861	$18,071	$47,932
Acquisitions	69,549	19,500	89,049
Disposals	(77,762)	(1,942)	(79,704)
Unrealized gain on fair value	1,471	(3,399)	(1,928)
Closing balance May 31, 2019	$23,119	$32,230	$55,349

Financial risk management

The Company has exposure to the following risks from its use of financial instruments: credit; liquidity; currency rate; and, interest rate price.

(a)       Credit risk

The maximum credit exposure at May 31, 2019 is the carrying amount of cash and cash equivalents, marketable securities, accounts receivable, prepaids and other current assets and promissory notes receivable. The Company does not have significant credit risk with respect to customers. All cash and cash equivalents are placed with major financial institutions. Marketable securities are placed with major investment banks and are represented by investment grade corporate bonds.

The Company mitigates its credit risk and volatility on its marketable securities through its investment policy, which permits investments in Federal or Provincial government securities, Provincial utilities or bank institutions and Investment grade corporate bonds.

	Total	0‑30 days	31‑60 days	61‑90 days	90+ days
Trade receivables	$25,488	$20,777	$3,333	$237	$1,141
		82%	13%	1%	4%

(b)       Liquidity risk

As at May 31, 2019, the Company’s financial liabilities consist of accounts payable and accrued liabilities, which has contractual maturity dates within one year, promissory note payable, which has a contractual maturity within 15 months and long-term debt, and convertible debentures which has contractual maturities over the next five years. The Company manages its liquidity risk by reviewing its capital requirements on an ongoing basis. Based on the Company’s working capital position at May 31, 2019, management regards liquidity risk to be low.

(c)       Currency rate risk

As at May 31, 2019, a portion of the Company’s financial assets and liabilities held in United States Dollars (“USD”) and Euros consist of cash and cash equivalents, marketable securities, convertible notes receivable, long-term investments and a promissory note payable. The Company’s objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in the functional currency. The Company is exposed to currency rate risk in other comprehensive income, relating to foreign subsidiaries which operate in a foreign currency. The Company does not currently use foreign exchange contracts to hedge its exposure of its foreign currency cash flows as management has determined that this risk is not significant at this point in time.

The Company is exposed to unrealized foreign exchange risk through its cash and cash equivalents. As at May 31, 2019, the majority of the Company’s cash and cash equivalents was in United States dollars. A 1% change in the foreign exchange rate would result in an unrealized gain or loss of approximately $4,000.

(d)       Interest rate price risk

The Company manages interest rate risk by restricting the type of investments and varying the terms of maturity and issuers of marketable securities. Varying the terms to maturity reduces the sensitivity of the portfolio to the impact of interest rate fluctuations.

(e)       Capital management

The Company’s objectives when managing its capital are to safeguard its ability to continue as a going concern, to meet its capital expenditures for its continued operations, and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. The Company manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue new debt, or acquire or dispose of assets. The Company is not subject to externally imposed capital requirements.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There have been no changes to the Company’s capital management approach in the year. The Company considers its cash and cash equivalents and marketable securities as capital.